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HC Advisors Shares | The Inflation Protected Securities Portfolio
The Inflation Protected Securities Portfolio
Investment Objective
The investment objective of The Inflation Protected Securities Portfolio is to provide inflation protection and income consistent with investment in inflation-indexed securities.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Advisors Shares The Inflation Protected Securities Portfolio HC Advisors Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Advisors Shares The Inflation Protected Securities Portfolio HC Advisors Shares [1]
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.42%
[1]	During the Portfolio’s prior fiscal year, HC Advisors Shares were not operational. Therefore, these amounts have been estimated.

Example:
This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
HC Advisors Shares | The Inflation Protected Securities Portfolio | HC Advisors Shares | USD ($)	43	135	235	530

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of June 30, 2020, was between 1 and 29 years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2020 was 8.22 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.

Principal Investment Risks
Performance Bar Chart and TablePerformance.
The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on April 3, 2014. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares class was only operational during a portion of the periods presented. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2020 through September 30, 2020 (non-annualized) was 8.39%.

Best quarter:	1st Qtr. 2016	4.39%
Worst quarter:	4th Qtr. 2016	-2.45%

Average Annual Total Returns (for the periods ended 12/31/19)
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.

Average Annual Total Returns - HC Advisors Shares - The Inflation Protected Securities Portfolio	One Year	Five Year	Since Inception
– After Taxes on Distributions and Sale of Portfolio Shares	4.82%	1.47%	1.41%
Bloomberg Barclays US Treasury Inflation Protected Securities Index [Member]	8.43%	2.62%	2.64%
HC Strategic Shares	8.15%	2.38%	2.32%
HC Strategic Shares | – After Taxes on Distributions	7.23%	1.59%	1.51%